provisions (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
provisions reconciliation
Balance at beginning of period	$ 870	$ 1,034
Additions	426	185
Reversals	(118)	(23)
Uses	(187)	(159)
Interest effects	(288)	(167)
Effects of foreign exchange, net	1
Balance at end of period	704	870
Current	166
Non-current	538
Total	704	870
Asset retirement obligation related to removal of telecommunications infrastructure equipment	28
Differences of interest effect due to change in discount rates as compared to interest accretion on provisions	(308)	(186)
Asset retirement obligation
provisions reconciliation
Balance at beginning of period	501	661
Additions	140	23
Reversals	(21)	(8)
Uses	(10)	(4)
Interest effects	(294)	(171)
Balance at end of period	316	501
Current	14
Non-current	302
Total	316	501
Employee-related
provisions reconciliation
Balance at beginning of period	66	42
Additions	94	84
Reversals	(1)	(2)
Uses	(75)	(58)
Balance at end of period	84	66
Current	72
Non-current	12
Total	84	66
Written put options and contingent consideration
provisions reconciliation
Balance at beginning of period	203	202
Additions	30	8
Reversals	(80)	(2)
Uses	(2)	(9)
Interest effects	6	4
Balance at end of period	157	203
Current	12
Non-current	145
Total	157	203
Other
provisions reconciliation
Balance at beginning of period	100	129
Additions	162	70
Reversals	(16)	(11)
Uses	(100)	(88)
Effects of foreign exchange, net	1
Balance at end of period	147	100
Current	68
Non-current	79
Total	$ 147	$ 100